Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	Year ended December 31,
	2025	2024	2023
Travel service	30,669,239	22,048,052	21,561,670
Technology	3,307,447	1,530,812	2,719,463
Cross-border products	48,960,081	26,261,424	7,559,455
Total	82,936,767	49,840,288	31,840,588